Leases - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	₩ 152,644	₩ 172,711
Expense relating to leases of low-value assets for which recognition exemption has been used	3,121	4,659
Cash outflow related to leases	863,651	901,041
Discounted unguaranteed residual value of assets	₩ 31,857	₩ 25,521
Maximum
Statements [Line Items]
Implicit interest rate on finance lease	17.15%	17.03%
Minimum
Statements [Line Items]
Implicit interest rate on finance lease	0.00%	0.00%
Power Purchase Agreement | Maximum
Statements [Line Items]
Lease term of finance lease	11 years
Power Purchase Agreement | Minimum
Statements [Line Items]
Lease term of finance lease	2 years
Jordan Electric Power Company | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years
Fujeij Wind Power Plant | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	20 years
Federal Electricity Commission | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years